January 2, 1996

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

 Re:   American Mutual Fund, Inc.
       File Nos 811-572
                2-10607

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 12/28/95 of Registrant's Post-Effective Amendment No. 21 under The Securities Act of 1933 and Amendment No. 101 under The Investment Company Act of 1940.

                                                            Sincerely,

                                                            Vincent P. Corti
                                                            Secretary

cc: Mr. Frank J. Donaty, Jr.
    Mr. Randolph Koch
    (Division of Investment Management)